Derivative Instruments Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments Disclosures
3.	Derivative Instruments Disclosures

The Fund’s derivative contracts are comprised of futures and forward currency contracts, none of which were designated as hedging instruments. At September 30, 2014, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts
Net unrealized gain (loss) on open futures contracts
Agricultural commodities	$96,169	$(201,021)	$(104,852)
Currencies	326,369	(86,212)	240,157
Energy	119,369	(13,696)	105,673
Equity indices	102,352	(254,900)	(152,548)
Interest rate instruments	234,938	(141,058)	93,880
Metals	247,419	(127,830)	119,589
Net unrealized gain (loss) on open futures contracts	$1,126,616	$(824,717)	$301,899

Net unrealized gain (loss) on open forward currency contracts	$39,443	$(168,945)	$(129,502)

At September 30, 2014, there were 1,590 open futures contracts and 71 open forward currency contracts. For the three and nine months ended September 30, 2014, the Fund’s derivative contracts had the following impact on the statements of operations:

	Three Months Ended September 30, 2014		Nine Months Ended September 30, 2014
Types of Exposure	Net realized gain (loss)	Net change in unrealized gain (loss)	Net realized gain (loss)	Net change in unrealized gain (loss)
Futures contracts
Agricultural commodities	$226,422	$(209,843)	$791,522	$(293,974)
Currencies	388,149	106,055	193,650	(72,390)
Energy	(254,743)	143,377	(393,140)	109,085
Equity indices	220,461	(234,289)	(120,488)	(769,398)
Interest rate instruments	422,887	(245,876)	992,751	55,098
Metals	27,285	231,612	(273,685)	106,852
Total futures contracts	1,030,461	(208,964)	1,190,610	(864,727)

Forward currency contracts	(50,153)	(137,378)	7,371	(134,945)
Total futures and forward currency contracts	$980,308	$(346,342)	$1,197,981	$(999,672)

For the three and nine months ended September 30, 2014 the number of futures contracts closed were 5,920 and 19,988, respectively, and the number of forward currency contracts closed were 113 and 349, respectively.

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at September 30, 2014 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount

JP Morgan Securities, LLC	$(38,949)	$—	$—	$(38,949)
Newedge UK Financial Ltd	(129,502)	—	—	(129,502)
Newedge USA, LLC	340,848	—	—	340,848
Total	$172,397	$—	$—	$172,397

At December 31, 2013, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts
Net unrealized gain (loss) on open futures contracts
Agricultural commodities	$250,715	$(61,593)	$189,122
Currencies	366,335	(53,788)	312,547
Energy	48,136	(51,548)	(3,412)
Equity indices	618,040	(1,190)	616,850
Interest rate instruments	220,687	(181,905)	38,782
Metals	370,438	(357,701)	12,737
Net unrealized gain (loss) on open futures contracts	$1,874,351	$(707,725)	$1,166,626

Net unrealized gain (loss) on open forward currency contracts	$49,606	$(44,163)	$5,443

At December 31, 2013, there were 2,186 open futures contracts and 68 open forward currency contracts. For the three and nine months ended September 30, 2013, the Fund’s derivative contracts had the following impact on the statements of operations:

	Three Months Ended September 30, 2013		Nine Months Ended September 30, 2013
Types of Exposure	Net realized gain (loss)	Net change in unrealized gain (loss)	Net realized gain (loss)	Net change in unrealized gain (loss)
Futures contracts
Agricultural commodities	$(128,869)	$85,363	$184,558	$(205,484)
Currencies	(736,411)	80,656	(359,201)	(272,083)
Energy	(324,704)	(34,823)	(1,659,535)	(89,762)
Equity indices	320,440	(49,820)	2,683,849	(582,161)
Interest rate instruments	(175,133)	123,262	(1,485,211)	29,104
Metals	(201,353)	(939,151)	1,730,950	(114,513)
Total futures contracts	(1,246,030)	(734,513)	1,095,414	(1,234,899)

Forward currency contracts	(96,342)	127,622	(436,130)	26,430
Total futures and forward currency contracts	$(1,342,372)	$(606,891)	$659,284	$(1,208,469)

For the three and nine months ended September 30, 2013, the number of futures contracts closed were 6,627 and 30,672, respectively, and the number of forward currency contracts closed were 112 and 1,993, respectively

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at December 31, 2013 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount

JP Morgan Securities, LLC	$732,303	$—	$—	$732,303
Newedge UK Financial Ltd	5,443	—	—	5,443
Newedge USA, LLC	434,323	—	—	434,323
Total	$1,172,069	$—	$—	$1,172,069

3.	Derivative Instruments Disclosures

The Fund’s derivative contracts are comprised of futures and forward currency contracts, none of which are designated as hedging instruments. At December 31, 2013, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$250,715	$(61,593)	$189,122
Currencies	366,335	(53,788)	312,547
Energy	48,136	(51,548)	(3,412)
Equity indices	618,040	(1,190)	616,850
Interest rate instruments	220,687	(181,905)	38,782
Metals	370,438	(357,701)	12,737
Net unrealized gain on open futures contracts	$1,874,351	$(707,725)	$1,166,626

Net unrealized gain on open forward currency contracts	$49,606	$(44,163)	$5,443

At December 31, 2013, there were 2,186 open futures contracts and 68 open forward currency contracts.

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at December 31, 2013 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount
JP Morgan Securities, LLC	$732,303	$—	$—	$732,303
Newedge UK Financial Ltd	5,443	—	—	5,443
Newedge USA, LLC	434,323	—	—	434,323
Total	$1,172,069	$—	$—	$1,172,069

At December 31, 2012, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$339,653	$(48,625)	$291,028
Currencies	597,174	(191,541)	405,633
Energy	131,493	(116,020)	15,473
Equity indices	646,801	(269,653)	377,148
Interest rate instruments	345,546	(300,045)	45,501
Metals	246,578	(404,399)	(157,821)
Net unrealized gain on open futures contracts	$2,307,245	$(1,330,283)	$976,962

Net unrealized gain on open forward currency contracts	$228,448	$(180,234)	$48,214

At December 31, 2012, there were 3,605 open futures contracts and 191 open forward currency contracts.

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at December 31, 2012 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount
JP Morgan Securities, LLC	$778,539	$—	$—	$778,539
Newedge UK Financial Ltd	48,214	—	—	48,214
Newedge USA, LLC	198,423	—	—	198,423
Total	$1,025,176	$—	$—	$1,025,176

For the years ended December 31, 2013 and 2012, the Fund’s futures and forward currency contracts had the following impact on the statements of operations:

	2013		2012
Types of Exposure	Net realized gain (loss)	Net change in unrealized gain (loss)	Net realized gain (loss)	Net change in unrealized gain (loss)
Futures contracts
Agricultural commodities	$(1,109)	$(101,906)	$(1,022,728)	$520,151
Currencies	44,526	(93,086)	(683,922)	(145,943)
Energy	(1,837,757)	(18,885)	(770,805)	(194,719)
Equity indices	3,692,773	239,702	(2,531,797)	185,563
Interest rate instruments	(1,328,145)	(6,719)	1,347,221	(597,154)
Metals	1,422,194	170,558	(2,468,297)	24,213
Total futures contracts	1,992,482	189,664	(6,130,328)	(207,889)

Forward currency contracts	(358,113)	(42,771)	(479,865)	29,307

Total futures and forward currency contracts	$1,634,369	$146,893	$(6,610,193)	$(178,582)

For the years ended December 31, 2013 and 2012, the number of futures contracts closed was 37,659 and 51,295, respectively, and the number of forward currency contracts closed was 2,104 and 4,013, respectively.